Unissued Capital - Schedule of Capital Contribution (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unissued Capital [Abstract]
Balance at beginning of year	$ 44,470,123	$ 39,079,626
Capital contribution funding received	1,127,417	5,368,056
Foreign exchange movement	136,643	22,441
Balance at end of year	$ 45,734,183	$ 44,470,123